Basis of Presentation of the Condensed Consolidated Financial Statements (Detail) - Successor [Member] - USD ($)	Apr. 08, 2015	Nov. 14, 2014	Nov. 11, 2014
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction		50,000,000	57,500,000
Sale of stock, price per share (dollars per share)		$ 19.50	$ 19.50
Over-Allotment Option [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction		7,500,000
The Carlyle Group L.P. [Member] | Secondary Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction	40,000,000
Sale of stock, price per share (dollars per share)	$ 28.00
Proceeds from issuance of common stock	$ 0
The Carlyle Group L.P. [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction	6,000,000
The Carlyle Group L.P. [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction	20,000,000
Sale of stock, price per share (dollars per share)	$ 28.00
Proceeds from issuance of common stock	$ 0